Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table presents certain information regarding compensation paid to Academy’s Principal Executive Officer (“PEO”) and other Named Executive Officers (“Non-PEO NEOs”) both as reported in the Summary Compensation Table and with certain adjustments to reflect the CAP to such individuals, as well as certain measures of financial performance, for each of the three fiscal years ended February 1, 2025. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K under the Securities Act and do not reflect the actual total compensation realized or received by our PEOs or Non-PEO NEOs.

							Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO 1 ($)	Compensation Actually Paid to PEO 1(2) ($)	Summary Compensation Table Total for PEO 2 ($)	Compensation Actually Paid to PEO 2(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Stockholder Return(3) ($)	Peer Group Total Stockholder Return(4) ($)	Net Income (in Thousands)(5) ($)	Net Sales (in Billions)(5) ($)

2024	8,661,073	1,504,404	—	—	2,413,830	237,350	411.35	169.31	418,447	5.93
2023	8,627,400	11,774,408	9,117,082	11,619,208	2,904,320	3,887,928	503.29	126.27	519,190	6.16
2022	—	—	11,357,804	23,085,858	2,174,177	4,364,899	431.53	93.25	628,001	6.40
2021	—	—	11,484,293	24,288,147	3,843,333	7,366,023	289.92	109.42	671,381	6.77
2020	—	—	15,441,951	19,771,028	4,152,979	5,102,115	165.51	104.61	308,764	5.69

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote	The PEO and Non-PEO NEOs for the applicable fiscal years were as follows:

Fiscal Year	PEO	Non-PEO NEOs
2024	Steve Lawrence (PEO 1)	Ken Hicks, Sam Johnson, Carl Ford, and Matt McCabe
2023	Steve Lawrence and Ken Hicks (PEO 2)	Michael Mullican, Sam Johnson, Carl Ford, Matt McCabe, and Bill Ennis
2022	Ken Hicks	Steve Lawrence, Michael Mullican, Sam Johnson, and Manish Maini
2021	Ken Hicks	Steve Lawrence, Michael Mullican, Sam Johnson, and Manish Maini
2020	Ken Hicks	Steve Lawrence, Michael Mullican, Sam Johnson, and Jamey Rutherford

Peer Group Issuers, Footnote	The peer group used for this purpose is the Nasdaq US Benchmark Retail Total Return Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP to our PEO and the average CAP to our Non-PEO NEOs, calculated in accordance with SEC rules. These amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below with respect to fiscal 2024. Equity values are calculated consistent with the methodology used for originally valuing the grants under FASB ASC Topic 718:

	2024
	PEO 1 ($)	Non-PEO NEOs Average ($)

Summary Compensation Table - Total	8,661,073	2,413,830
Less, value of “Stock Awards” reported in Summary Compensation Table	-6,499,938	-1,442,476
Plus, the year-end fair value of outstanding and unvested equity awards granted in the year	4,777,954	1,078,259
Plus, the fair value as of vesting date of equity awards granted and vested in the year	0	0
Less, the change as of the end of the fiscal year (from the end of the prior fiscal year) in fair value of outstanding and unvested equity awards granted in prior years	-5,123,993	-1,439,877
Less, the change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	-310,692	-372,386
Less, the fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	0	0
Compensation Actually Paid	1,504,404	237,350

Non-PEO NEO Average Total Compensation Amount	$ 2,413,830	$ 2,904,320	$ 2,174,177	$ 3,843,333	$ 4,152,979
Non-PEO NEO Average Compensation Actually Paid Amount	$ 237,350	3,887,928	4,364,899	7,366,023	5,102,115
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of CAP to our PEO and the average CAP to our Non-PEO NEOs, calculated in accordance with SEC rules. These amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below with respect to fiscal 2024. Equity values are calculated consistent with the methodology used for originally valuing the grants under FASB ASC Topic 718:

	2024
	PEO 1 ($)	Non-PEO NEOs Average ($)

Summary Compensation Table - Total	8,661,073	2,413,830
Less, value of “Stock Awards” reported in Summary Compensation Table	-6,499,938	-1,442,476
Plus, the year-end fair value of outstanding and unvested equity awards granted in the year	4,777,954	1,078,259
Plus, the fair value as of vesting date of equity awards granted and vested in the year	0	0
Less, the change as of the end of the fiscal year (from the end of the prior fiscal year) in fair value of outstanding and unvested equity awards granted in prior years	-5,123,993	-1,439,877
Less, the change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	-310,692	-372,386
Less, the fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	0	0
Compensation Actually Paid	1,504,404	237,350

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid (CAP), Company’s TSR, and Peer Group TSR: The relationship between the PEO CAP and the Non-PEO NEOs’ average CAP in comparison to the Company’s TSR and the TSR of the Nasdaq US Benchmark Retail Total Return Index, is shown below.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) and Net Income: The relationship between PEO CAP and the Non-PEO NEOs’ average CAP in comparison to the Company’s Net Income is shown below.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) and Net Sales: The relationship between the PEO CAP and the Non-PEO NEO’s average CAP in comparison to Net Sales is shown below.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid (CAP), Company’s TSR, and Peer Group TSR: The relationship between the PEO CAP and the Non-PEO NEOs’ average CAP in comparison to the Company’s TSR and the TSR of the Nasdaq US Benchmark Retail Total Return Index, is shown below.

Tabular List, Table	Net Sales •Adj. EBIT* •Adjusted Pre-Tax Net Income* •ROIC*
Total Shareholder Return Amount	$ 411.35	503.29	431.53	289.92	165.51
Peer Group Total Shareholder Return Amount	169.31	126.27	93.25	109.42	104.61
Net Income (Loss)	$ 418,447,000	$ 519,190,000	$ 628,001,000	$ 671,381,000	$ 308,764,000
Company Selected Measure Amount	5,930,000,000	6,160,000,000	6,400,000,000	6,770,000,000	5,690,000,000
PEO Name	Steve Lawrence		Ken Hicks	Ken Hicks	Ken Hicks
Additional 402(v) Disclosure	Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is October 2, 2020, which is the date of the Company’s initial public offering.The dollar amounts reported represent the amount of Net Income and Net Sales, respectively, as reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adj. EBIT*
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Net Income*
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC*
Mr. Hicks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,661,073	$ 8,627,400	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	1,504,404	$ 11,774,408	0	0	0
PEO Name		Ken Hicks
Mr. Lawrence [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 9,117,082	11,357,804	11,484,293	15,441,951
PEO Actually Paid Compensation Amount	0	$ 11,619,208	$ 23,085,858	$ 24,288,147	$ 19,771,028
PEO Name		Steve Lawrence
PEO | Mr. Hicks [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,499,938)
PEO | Mr. Hicks [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,777,954
PEO | Mr. Hicks [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,123,993)
PEO | Mr. Hicks [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hicks [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(310,692)
PEO | Mr. Hicks [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,442,476)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,078,259
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,439,877)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(372,386)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0